Schedule of Restricted Share Units (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested, Beginning balance	4,822,741		576,000	988,990
Weighted average grant date fair value per share, Unvested, Beginning balance	$ 0.22		$ 0.62	$ 0.39
Number of shares, Granted			6,620,641	1,348,434
Weighted average grant date fair value per share, Granted			$ 0.17	$ 0.38
Number of shares, Vested			(2,373,900)	(1,516,299)
Weighted average grant date fair value per share, Vested			$ 0.18	$ 0.41
Number of shares, Forfeited				(245,125)
Weighted average grant date fair value per share, Forfeited				$ 0.52
Number of shares, Unvested, ending balance	4,822,741	[1]	4,822,741	576,000
Weighted average grant date fair value per share, Unvested, Ending balance	$ 0.22	[1]	$ 0.22	$ 0.62

[1]	Includes 1,507,580 RSU’s which had vested as of March 31, 2023 but had not been converted to Common Shares.